Other Financial Assets (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Other financial assets	€ 571	€ 670
Depositing of collateral	€ 100	€ 100